--------------------------------------------------------------------------------
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                                SEPARATE ACCOUNT VUL-2

                                    JUNE 30, 1998

                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


                            SEPARATE ACCOUNT VUL-2 FUNDING
        EQUIBUILDER II-TM-  AND EQUIBUILDER III-TM- FLEXIBLE PREMIUM VARIABLE
                               LIFE INSURANCE POLICIES


                             PRINCIPAL OFFICE LOCATED AT:
                                  #1 Franklin Square
                             Springfield, Illinois  62713

                        Semi-Annual Report Dated June 30, 1998

--------------------------------------------------------------------------------
                                    JUNE 30, 1998

                                 SEMI-ANNUAL REPORTS

                           VARIABLE INSURANCE PRODUCTS FUND

                         VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------------------------------------------

                             PRINCIPAL OFFICE LOCATED AT:
                                 82 Devonshire Street
                             Boston, Massachusetts 02109

--------------------------------------------------------------------------------
                             MFS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------

                             PRINCIPAL OFFICE LOCATED AT:
                                 500 Boylston Street
                             Boston, Massachusetts  02116

                       SEMI-ANNUAL REPORTS DATED JUNE 30, 1998

--------------------------------------------------------------------------------
The Semi-Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Semi-Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.
--------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
JUNE 30, 1998
(UNAUDITED)


                                                                        VARIABLE INSURANCE PRODUCTS FUND
                                           ----------------------------------------------------------------------------------------
                                                  VIP               VIP                                                     VIP
                                                 MONEY            EQUITY-               VIP               VIP              HIGH
                                                 MARKET           INCOME              GROWTH            OVERSEAS          INCOME
                                                DIVISION         DIVISION            DIVISION           DIVISION         DIVISION
                                           ----------------------------------------------------------------------------------------
ASSETS - Investments in Funds at fair      $    3,164,164   $    49,996,424    $     67,309,719   $     11,093,579   $   2,926,812
value:
(cost: see below)

LIABILITIES -  Due from (to) general
account                                           (45,208)         (213,674)           (753,145)          (111,493)          1,593
                                           ----------------------------------------------------------------------------------------
NET ASSETS                                 $    3,118,956   $    49,782,750    $     66,556,574   $     10,982,086   $   2,928,405
                                           ----------------------------------------------------------------------------------------

Unit value, at June 30, 1998               $       129.28   $        326.23    $         320.04   $         195.21          172.70
                                           ----------------------------------------------------------------------------------------

Units outstanding, at June 30, 1998                24,126           152,601             207,963             56,258          16,957
                                           ----------------------------------------------------------------------------------------


Cost of Investments                        $    3,147,198   $    39,547,790    $     51,456,996   $      9,517,161   $   2,887,167
                                           ----------------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)


                                                                         VARIABLE INSURANCE PRODUCTS FUND II
                                           ----------------------------------------------------------------------------------------
                                                                                                       VIPII
                                                 VIPII            VIPII            VIPII               ASSET             VIPII
                                              INVESTMENT          ASSET            INDEX             MANAGER:           CONTRA-
                                              GRADE BOND         MANAGER            500               GROWTH              FUND
                                               DIVISION          DIVISION         DIVISION           DIVISION           DIVISION
                                           ----------------------------------------------------------------------------------------
ASSETS - Investments in Funds
at fair value:                             $    2,248,590   $   30,053,174     $   25,474,999     $    6,072,760     $   19,606,492
(cost: see below)


LIABILITIES - Due from (to)
general account                                    (9,643)        (184,772)          (111,420)           (38,801)          (145,048)
                                           ----------------------------------------------------------------------------------------

NET ASSETS                                 $    2,238,947   $   29,868,402     $   25,363,579     $    6,033,959     $   19,461,444
                                           ----------------------------------------------------------------------------------------

Unit value, at June 30, 1998               $       151.41   $       220.82     $       268.95     $       186.13     $       205.19
                                           ----------------------------------------------------------------------------------------

Units outstanding, at June 30, 1998                14,787          135,262             94,306             32,418             94,847
                                           ----------------------------------------------------------------------------------------

Cost of Investments                        $    2,164,990   $   26,642,227     $   19,810,840     $    5,497,426     $   15,819,010
                                           ----------------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS



THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)


                                                                     MFS VARIABLE INSURANCE TRUST
                                       --------------------------------------------------------------------------------------------
                                                                            MFS
                                              MFS                         GROWTH           MFS
                                           EMERGING         MFS            WITH           TOTAL           MFS             MFS
                                            GROWTH       RESEARCH         INCOME          RETURN       UTILITIES         VALUE
                                           DIVISION      DIVISION        DIVISION        DIVISION       DIVISION        DIVISION
                                       --------------------------------------------------------------------------------------------

ASSETS - Investments in Funds at fair
Value:                                 $      80,005  $      60,926   $       4,108   $       2,875  $      16,917   $      24,981
(cost:  see below)
LIABILITIES - Due from (to) general             (488)          (476)            528             (16)          (208)            (65)
account


NET ASSETS                             $      79,517  $      60,450   $       4,636   $       2,859  $      16,709   $      24,916
                                       --------------------------------------------------------------------------------------------

Unit value, at June 30, 1998           $      103.44  $      101.20   $      101.97   $      100.58  $      100.63   $       99.90
                                       --------------------------------------------------------------------------------------------

Units outstanding, at June 30, 1998    $         769  $         597   $          45   $          28  $         166   $         249
                                       --------------------------------------------------------------------------------------------

Cost of Investments                    $      77,433  $      59,294   $       4,526   $       2,846  $      16,389   $      24,760
                                       --------------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                        VARIABLE INSURANCE PRODUCTS FUND
                                           ----------------------------------------------------------------------------------------
                                                VIP              VIP                                                       VIP
                                               MONEY           EQUITY-               VIP               VIP                HIGH
                                               MARKET          INCOME              GROWTH            OVERSEAS            INCOME
                                              DIVISION        DIVISION            DIVISION           DIVISION           DIVISION
                                           ----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
        Dividends                          $      55,247    $   2,655,378      $   7,473,038      $     738,344      $     285,271


Expenses
        Mortality and expense risk charge         13,069          188,049            244,370             42,928             10,944
                                           ----------------------------------------------------------------------------------------
Net investment income (expense)                   42,178        2,467,329          7,228,668            695,416            274,327

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Net realized gain                                -          190,622            572,440             95,708             27,548
      Net unrealized appreciation
         (depreciation)
        Beginning of period                      (14,560)       8,098,752         11,954,335            928,734            243,620
        End of period                             16,966       10,448,634         15,852,723          1,576,418             39,645
                                           ----------------------------------------------------------------------------------------

    Net change in unrealized appreciation
       (depreciation) during the period           31,526        2,349,882          3,898,388            647,684           (203,975)
                                           ----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                   31,526        2,540,504          4,470,828            743,392           (176,427)
                                           ----------------------------------------------------------------------------------------

Net increase in net assets resulting from
    operations                             $      73,704    $   5,007,833      $  11,699,496       $  1,438,808      $      97,900
                                           ----------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                        VARIABLE INSURANCE PRODUCTS FUND II
                                                       ----------------------------------------------------------------------
                                                          VIPII                                         VIPII
                                                        INVESTMENT        VIPII         VIPII          ASSET           VIPII
                                                          GRADE          ASSET           INDEX       MANAGER:        CONTRA-
                                                           BOND         MANAGER          500          GROWTH          FUND
                                                         DIVISION       DIVISION      DIVISION       DIVISION        DIVISION
                                                       ----------------------------------------------------------------------
NET INVESTMENT INCOME

Income
      Dividends                                        $  106,859   $  3,425,567     $  730,351     $  524,070    $  830,942

Expenses
      Mortality and expense risk charge                     8,584        118,484         86,228         20,622        66,227
                                                       ----------------------------------------------------------------------
Net investment income (expense)                            98,275      3,307,083        644,123        503,448       764,715

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
   Net realized gain                                       22,538         99,852        338,596          5,265        67,533
   Net unrealized appreciation
     (depreciation)
     Beginning of period                                  134,208      4,103,907      3,002,532        508,809     1,890,354
     End of period                                         83,600      3,410,947      5,664,159        575,334     3,787,482
                                                       ----------------------------------------------------------------------

    Net change in unrealized appreciation
      (depreciation) during the period                    (50,608)      (692,960)     2,661,627         66,525     1,897,128
                                                       ----------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                         (28,070)      (593,108)    3,000,223          71,790     1,964,661
                                                       ----------------------------------------------------------------------

Net increase in net assets resulting from
   operations                                          $  70,205    $  2,713,975   $  3,644,346    $   575,238  $  2,729,376
                                                       ----------------------------------------------------------------------
                                                       ----------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                      MFS VARIABLE INSURANCE TRUST
                                          -----------------------------------------------------------------------------------
                                                                           MFS
                                             MFS                         GROWTH          MFS
                                          EMERGING          MFS           WITH          TOTAL           MFS             MFS
                                           GROWTH        RESEARCH        INCOME         RETURN       UTILITIES         VALUE
                                          DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                          -----------------------------------------------------------------------------------
NET INVESTMENT INCOME

Income
   Dividends                              $      -       $      -       $      -       $      -      $       -       $      -

Expenses
   Mortality and expense risk charge             -              -              -              -              -              -
                                          -----------------------------------------------------------------------------------
Net investment income (expense)                  -              -              -              -              -              -

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
     Net realized gain                         216             18              -              -              -              -
     Net unrealized appreciation
       (depreciation)
            Beginning of period                  -              -              -              -              -              -
            End of period                    2,572          1,632           (418)            29            528            221
                                          -----------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) during the period          2,572          1,632           (418)            29            528            221
                                          -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                            2,788          1,650           (418)            29            528            221
                                          -----------------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations              $  2,788      $   1,650       $   (418)     $      29      $     528      $     221
                                          -----------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                                      -----------------------------------------------------------------------
                                                            VIP           VIP                                           VIP
                                                           MONEY         EQUITY-         VIP            VIP            HIGH
                                                          MARKET         INCOME         GROWTH        OVERSEAS        INCOME
SIX MONTHS ENDED JUNE 30, 1998                           DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
(UNAUDITED)                                           -----------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income                         $    42,178   $  2,467,329   $  7,228,668   $    695,416   $    274,327
        Net realized gain on investments                        -        190,622        572,440         95,708         27,548
        Net change in unrealized appreciation
            (depreciation) on investments                  31,526      2,349,882      3,898,388        647,684       (203,975)
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                             73,704      5,007,833     11,699,496      1,438,808         97,900
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                  8,973,265      7,010,638      8,165,223      1,504,050        559,479
        Transfers for policy related transactions        (494,546)    (4,252,534)    (6,491,009)    (1,081,062)      (250,928)
        Transfers between Separate Account
           VUL-2 divisions, net                        (8,543,631)     2,174,119      1,464,825        (93,988)       107,056
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets from
     policy related transactions                          (64,912)     4,932,223      3,139,039        329,000        415,607
                                                      -----------------------------------------------------------------------

Net increase in net assets                                  8,792      9,940,056     14,838,535      1,767,808        513,507
Net assets, beginning of period                         3,110,164     39,842,694     51,718,039      9,214,278      2,414,898
                                                      -----------------------------------------------------------------------

Net assets, end of period                             $ 3,118,956   $ 49,782,750   $ 66,556,574   $ 10,982,086   $  2,928,405
                                                      -----------------------------------------------------------------------
                                                      -----------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1997

CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)               $   158,416   $  2,318,177   $    988,029   $    545,926   $     96,953
        Net realized gain on investments                        -        241,758        381,365         61,268         16,743
        Net change in unrealized appreciation
            (depreciation) on investments                  (6,214)     3,810,380      5,587,827        141,789        170,480
                                                      -----------------------------------------------------------------------
Net increase in net assets from operations                152,202      6,370,315      6,957,221        748,983        284,176
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                 15,768,314     12,119,616     14,879,501      2,855,311        936,633
        Transfers for policy related transactions      (1,274,078)    (5,951,910)    (7,325,640)    (1,502,429)      (374,337)
        Transfers between Separate Account
           VUL-2 divisions, net                       (14,692,099)     3,478,823      2,739,351        369,757        339,645
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets from
     policy related transactions                         (197,863)     9,646,529     10,293,212      1,722,639        901,941
                                                      -----------------------------------------------------------------------

Net Increase in net assets                                (45,661)    16,016,844     17,250,433      2,471,622      1,186,117
Net assets, beginning of year                           3,155,825     23,825,850     34,467,606      6,742,656      1,228,781
                                                      -----------------------------------------------------------------------

Net assets, end of year                               $ 3,110,164   $ 39,842,694   $ 51,718,039   $  9,214,278   $  2,414,898
                                                      -----------------------------------------------------------------------
                                                      -----------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        VARIABLE INSURANCE PRODUCTS FUND II
                                                      -----------------------------------------------------------------------
                                                          VIPII                                        VIPII
                                                       INVESTMENT         VIPII          VIPII         ASSET           VIPII
                                                          GRADE           ASSET          INDEX        MANAGER:        CONTRA-
                                                          BOND           MANAGER          500          GROWTH          FUND
                                                        DIVISION        DIVISION       DIVISION       DIVISION       DIVISION
                                                      -----------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income                         $    98,275   $  3,307,083   $    644,123    $   503,448   $    764,715
        Net realized gain on investments                   22,538         99,852        338,596          5,265         67,533
        Net change in unrealized appreciation
            (depreciation) on investments                 (50,608)      (692,960)     2,661,627         66,525      1,897,128
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                              70,205      2,713,975      3,644,346        575,238      2,729,376
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                    217,062      3,053,524      4,757,487      1,439,852      3,883,539
        Transfers for policy related transactions        (184,648)    (2,387,568)    (2,967,237)      (662,765)    (1,839,872)
        Transfers between Separate Account
           VUL-2 divisions, net                           125,818          6,860      2,578,583        606,073      1,511,949
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets from
     policy related transactions                          158,232        672,816      4,368,833      1,383,160      3,555,616
                                                      -----------------------------------------------------------------------

Net Increase in net assets                                228,437      3,386,791      8,013,179      1,958,398      6,284,992
Net assets, beginning of period                         2,010,510     26,481,611     17,350,400      4,075,561     13,176,452
                                                      -----------------------------------------------------------------------

Net assets, end of period                             $ 2,238,947   $ 29,868,402   $ 25,363,579    $ 6,033,959   $ 19,461,444
                                                      -----------------------------------------------------------------------
                                                      -----------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)               $    87,142   $  2,345,559   $    165,303    $   (15,396)  $    111,472
        Net realized gain on investments                   11,679        150,118        203,061         18,249         65,136
        Net change in unrealized appreciation
            (depreciation) on investments                  43,713      1,171,913      2,139,824        430,039      1,306,437
                                                      -----------------------------------------------------------------------
Net increase in net assets from operations                142,534      3,667,590      2,508,188        432,892      1,483,045
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                    525,371      5,954,601      6,747,739      1,946,149      6,031,891
        Transfers for policy related transactions        (329,478)    (3,858,162)    (2,283,537)      (707,474)    (1,947,161)
        Transfers between Separate Account
           VUL-2  divisions, net                          (21,180)       109,203      3,935,049      1,105,963      2,638,620
                                                      -----------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                           174,713      2,205,642      8,399,251      2,344,638      6,723,350
                                                      -----------------------------------------------------------------------

Net increase in net assets                                317,247      5,873,232     10,907,439      2,777,530      8,206,395
Net assets, beginning of year                           1,693,263     20,608,379      6,442,961      1,298,031      4,970,057
                                                      -----------------------------------------------------------------------

Net assets, end of year                               $ 2,010,510   $ 26,481,611   $ 17,350,400    $ 4,075,561   $ 13,176,452
                                                      -----------------------------------------------------------------------
                                                      -----------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                           MFS VARIABLE INSURANCE TRUST
                                                 ---------------------------------------------------------------------------------
                                                                               MFS
                                                    MFS                      GROWTH           MFS
                                                 EMERGING        MFS          WITH           TOTAL            MFS           MFS
                                                  GROWTH     RESEARCH        INCOME         RETURN        UTILITIES        VALUE
                                                 DIVISION    DIVISION       DIVISION       DIVISION        DIVISION      DIVISION
                                                 ---------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                      $      -    $       -      $       -      $       -      $       -      $       -
      Net realized gain on investments                216           18              -              -              -              -
      Net change in unrealized appreciation
          (depreciation) on investments             2,572        1,632           (418)            29            528            221
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                       2,788        1,650           (418)            29            528            221
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments               30,685       26,112          1,067          2,104          6,281          3,173
      Transfers for policy related transactions    (1,446)        (994)          (100)          (120)          (406)          (296)
      Transfers between Separate Account
         VUL-2 divisions, net                      47,490       33,682          4,087            846         10,306         21,818
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                    76,729       58,800          5,054          2,830         16,181         24,695
                                                 ---------------------------------------------------------------------------------

Net increase in net assets                         79,517       60,450          4,636          2,859         16,709         24,916
Net assets, beginning of period                         -            -              -              -              -              -
                                                 ---------------------------------------------------------------------------------

Net assets, end of period                        $ 79,517    $  60,450      $   4,636      $   2,859      $  16,709      $  24,916
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of sixteen investment divisions, was established on April 9, 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds: Variable Insurance Products Fund, Variable Insurance Products Fund II and MFS Variable Insurance Trust (Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Value Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to
     collectively as the Policies).   At June 30, 1998, American Franklin had
     obtained the necessary state insurance department approvals for the sale of the EquiBuilder III Policies in 46 states.

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

     Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $12,007,000 for the six months ended June 30, 1998.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one target premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:


SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)
                                                            VARIABLE INSURANCE PRODUCTS FUND
                                        ----------------------------------------------------------------------
                                             VIP            VIP                                          VIP
                                            MONEY         EQUITY-          VIP            VIP           HIGH
                                           MARKET         INCOME         GROWTH        OVERSEAS        INCOME
                                          DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                        ----------------------------------------------------------------------
Unit value, beginning of period         $   126.37      $  291.45      $  264.35      $  170.08      $  165.81
                                        ----------------------------------------------------------------------
Unit value, end of period               $   129.28      $  326.23      $  320.04      $  195.21      $  172.70
                                        ----------------------------------------------------------------------
Number of units outstanding,                24,611        136,705        195,644         54,175         14,564
   beginning of period

Net contract purchase payments              70,288         22,096         27,691          8,034          3,244

Transfers for policy related                (3,591)       (12,786)       (19,640)        (5,150)        (1,446)
   transactions

Transfers between Separate Account
   VUL-2 divisions, net                    (67,182)         6,586          4,268           (801)           595
                                        ----------------------------------------------------------------------
Number of units outstanding,
   end of period                            24,126        152,601        207,963         56,258         16,957
                                        ----------------------------------------------------------------------
                                        ----------------------------------------------------------------------


                                                            VARIABLE INSURANCE PRODUCTS FUND II
                                        ----------------------------------------------------------------------
                                                                                         VIPII
                                           VIPII           VIPII          VIPII          ASSET          VIPII
                                        INVESTMENT         ASSET          INDEX        MANAGER:        CONTRA-
                                        GRADE BOND        MANAGER          500          GROWTH          FUND
                                         DIVISION        DIVISION       DIVISION       DIVISION       DIVISION
                                        ----------------------------------------------------------------------

Unit value, beginning of period         $   146.29      $  200.91      $  226.02      $  165.92      $  174.12
                                        ----------------------------------------------------------------------

Unit value, end of period               $   151.41      $  220.82      $  268.95      $  186.13      $  205.19
                                        ----------------------------------------------------------------------
Number of units outstanding,                13,744        131,808         76,766         24,563         75,672
   beginning of period

Net contract purchase payments               1,525         14,339         18,924          8,004         20,121

Transfers for policy related
   transactions                             (1,217)       (10,419)       (11,467)        (3,472)        (8,798)

Transfers between Separate Account
   VUL-2 divisions, net                        735           (466)        10,083          3,323          7,852
                                        ----------------------------------------------------------------------
Number of units outstanding,
   end of period                            14,787        135,262         94,306         32,418         94,847
                                        ----------------------------------------------------------------------
                                        ----------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:


PERIOD FROM MAY 1, 1998 (DATE OF INCEPTION) TO JUNE 30, 1998
(UNAUDITED)
                                                                    MFS VARIABLE INSURANCE TRUST
                                         ------------------------------------------------------------------------------------
                                             MFS                          MFS           MFS
                                          EMERGING         MFS       GROWTH WITH        TOTAL           MFS             MFS
                                           GROWTH       RESEARCH       INCOME          RETURN        UTILITIES        VALUE
                                          DIVISION      DIVISION      DIVISION        DIVISION       DIVISION       DIVISION
                                         ------------------------------------------------------------------------------------
Unit value, at inception (May 1, 1998)   $  100.00     $   100.00    $    100.00     $   100.00     $   100.00     $   100.00
                                         ------------------------------------------------------------------------------------

Unit value, end of period                $  103.44     $   101.20    $    101.97     $   100.58     $   100.63     $    99.90
                                         ------------------------------------------------------------------------------------

Number of units outstanding,                     -              -              -              -              -              -
   beginning of period

Net contract purchase payments                 303            262             11             21             64             32

Transfers for policy related                    (9)            (5)            (1)            (1)            (2)            (2)
   transactions

Transfers between Separate
   Account VUL-2 divisions, net                475            340             35              8            104            219
                                         ------------------------------------------------------------------------------------
Number of units outstanding,
   end of period                               769            597             45             28            166            249
                                         ------------------------------------------------------------------------------------


5.     REMUNERATION OF MANAGEMENT
       The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.